Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	R$ 968,342	R$ 297,929
Brazilian Real [member]
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	910,080	235,488
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Short-term bank deposits	R$ 58,262	R$ 62,441